FINANCIAL INSTRUMENTS - Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities - contingent payment for a business combination
FINANCIAL INSTRUMENTS
Liabilities measured at fair value	$ (521)	$ (729)	$ (688)
Other current liabilities - contingent payment for a business combination | Level 3
FINANCIAL INSTRUMENTS
Liabilities measured at fair value	(521)	(729)	(688)
Other Current Payables, Hedge Instruments [Member]
FINANCIAL INSTRUMENTS
Liabilities measured at fair value	(74)	(66)	(10)
Other Current Payables, Hedge Instruments [Member] | Level 1
FINANCIAL INSTRUMENTS
Liabilities measured at fair value	(74)	(66)	(10)
Other long-term liabilities - contingent payment for a business combination
FINANCIAL INSTRUMENTS
Liabilities measured at fair value	(433)	(1,377)	(687)
Other long-term liabilities - contingent payment for a business combination | Level 3
FINANCIAL INSTRUMENTS
Liabilities measured at fair value	(433)	(1,377)	(687)
Other current receivables - hedge instruments
FINANCIAL INSTRUMENTS
Assets measured at fair value	25	12	19
Other current receivables - hedge instruments | Level 1
FINANCIAL INSTRUMENTS
Assets measured at fair value	$ 25	$ 12	$ 19